INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets, net, consists of the following:

	As of December 31, 2025	As of December 31, 2024
Software and applications	$600,000	$600,000
Less: accumulated amortization	(466,663)	(266,664)
Intangible assets, net	$133,337	$333,336

SCHEDULE OF FUTURE AMORTIZATION EXPENSE	As of December 31, 2025, the estimated future amortization expenses of the intangible assets were as follow:
12 months ending December 31,	Amortization expenses

2026	$133,337
Total	$133,337